UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05009
COLORADO BONDSHARES — A TAX EXEMPT FUND
(Exact name of registrant as specified in charter)
1200 17TH STREET, SUITE 850, DENVER, COLORADO 80202-5808
(Address of principal executive offices) (Zip code)
FRED R. KELLY, JR. 1200 17TH STREET, SUITE 850, DENVER, COLORADO 80202-5808
(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-572-6990
Date of fiscal year end: 09/30/2006
Date of reporting period: 03/31/2006

Item 1. REPORTS TO STOCKHOLDERS.

May 26, 2006
Dear Shareholders,
      I am proud to present the unaudited financial results of Colorado BondShares for the semi-annual period ended March 31, 2006. Detailed information is available in the pages that follow but here are some highlights.

•	As of May 12, 2006, Morningstar ranked the Fund #1 in the 1, 3, 5 and 10 year total return performance in the “Intermediate Single State Tax-Exempt” category. Earlier in the year, the Fund was ranked third in that same comparison.

•	Total net assets surpassed the $400 million mark for the first time in the Fund’s history.

•	Net asset value per share reached its highest point in the last six years.

•	Income, while down slightly from the previous year, is expected to catch up in the next six months. In fact, interest rate increases affecting our short term holdings increased by 82 basis points during the month of April. These holdings represent approximately 36% of the portfolio and favorably contributed to our income stream.

•	Capital gains which factor into the total return computation were limited to $0.01/share during the period. However, recognition of realized capital gains for tax purposes is usually evidenced in the second half of the year.

•	Expenses for the Fund were up by .002% compared with the last two years but this is the result of accruals which are expected to equalize as the year progresses. A small increase in expenses may be unavoidable due to costs associated with additional regulatory requirements.

•	The portfolio turnover rate increased from 4.40% to 6.50% primarily due to bond calls.

•	Future prospects for current bond holdings in the portfolio remain very positive despite concerns voiced in the media over possible slowing in the residential housing sector.
      Overall, the news is good. I appreciate your ongoing confidence in the Fund and our top flight staff stands ready to answer any questions that you may have.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board of Trustees
Bruce G. Ely, Trustee
James R. Madden, Trustee
Andrew B. Shaffer, President, Secretary, Treasurer and Trustee Fred R. Kelly, Jr., Portfolio Manager
Investment Adviser

Freedom Funds Management Company
Transfer, Shareholder Servicing, and Dividend
Disbursing Agent

Freedom Funds Management Company
Distributor

SMITH HAYES Financial Services Corporation
Custodian of Portfolio Securities

Wells Fargo Investments and Trust, Wells Fargo Bank, N.A.
Independent Registered Public Accounting
Firm

Anton Collins Mitchell LLP
Legal Counsel

Kutak Rock LLP
This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FUND EXPENSES (Unaudited)
      As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund”), you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund.
      The following example is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
Actual Expenses
      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares – A Tax-Exempt Fund	Value 09/30/05	Value 03/31/06	During Period*

Actual Fund Return	$1,000.00	$1,023.20	$3.03
Hypothetical (5% Annual Return Before Expenses)	$1,000.00	$1,022.00	$3.02
      *The expenses shown in this table are equal to the Fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

CREDIT QUALITY
Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2006
SECTOR BREAKDOWN
Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2006

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited)
March 31, 2006

Face Amount		Market Value

Colorado Municipal Bonds — 83.2%
1,000,000	Adonea Metropolitan District No. 2 G.O. LTD Tax (Convertible to Unlimited Tax) Series 2005A, 6.125% to yield 6.25% due 12/1/2025	$1,019,250
2,175,000	Antelope Heights Metropolitan District (Town of Parker) G.O. Series 2003, 8.00% due 12/1/2023	2,393,631
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	2,134,300
950,000	Aurora Multi-Family Housing Revenue (River Falls Project) Series 1999A, 5.70% due 7/1/2029	697,196
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023(b)	464,642
2,960,000	BNC Metropolitan District No. 1 G.O. LTD Tax (Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	2,960,000
1,000,000	Beacon Pointe Metropolitan District G.O. LTD Tax (Convertible to Unlimited Tax) Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	685,209
5,095,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,277,095
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,279,948
700,000	Boulder County Variable Rate Demand Revenue (YCMA of Boulder Valley Project) Series 2006, 3.19% due 2/1/2031(h)	700,000
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
6,405,000	Bromley Park Metropolitan District No. 3 G.O. LTD Tax Exchange Series 2001A & B, 8.00% due 12/1/2019-22	6,703,384
6,000,000	Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00% due 12/1/2022	6,128,760
4,730,000	Bromley Park Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/01/2028	4,814,762
5,000,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2005B, 3.42% due 7/1/2032(h)	4,998,700
9,365,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 3.92% due 7/1/2032(h)	9,365,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	523,855

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	$27,672
565,000	Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375% due 12/1/2008(i)	39,550
2,045,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017(b)	2,157,945
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027(a)(e)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(h)(i)	1,104,584
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032(a)(g)(i)	161,642
3,490,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019(b)	3,719,921
880,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	922,513
1,185,000	Colorado Educational & Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,190,712
440,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2000A, 8.00% due 6/1/2010(b)	477,792
5,410,000	Colorado Educational & Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005, 5.875% due 7/1/2023	5,360,282
2,080,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032	2,156,294
1,100,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Denver Seminary Project) Series 2004, 3.19% due 7/8/2034(h)	1,100,000
6,000,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Colorado Christian University Project) Series 2004, 3.24% due 7/1/2034(h)	6,000,000
785,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2004, 7.375% to yield 7.45% due 3/1/2035	777,825
5,150,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Denver Art Museum Project) Series 2004, 3.19% due 1/1/2034(h)	5,150,000
5,275,000	Colorado Health Facilities Authority Variable Rate Demand Revenue Refunding (Craig Hospital Project) Series 2003, 3.19% due 12/1/2020(h)	5,275,000

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
3,655,000	Colorado Housing & Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010	$3,650,211
11,670,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series A-1, 3.20% due 10/1/2030(h)	11,670,000
6,100,000	Colorado Housing & Finance Authority Variable Rate Class I Series A-2, 3.20% due 4/1/2020(h)	6,100,000
11,255,000	Colorado Housing & Finance Authority Single Family Mortgage Class I Adjustable Rate 2002 Series A-3, 3.20% due 11/1/2021(h)	11,255,000
18,770,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Insured Mortgage Revenue 2002 Series AA, 3.20% due 10/1/2030(h)	18,770,000
11,740,000	Colorado Housing & Finance Authority Variable Rate Multi-Family Class I Series C4, 3.20% due 10/1/2032(h)	11,740,000
6,000,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series 2002B-3, 3.20% due 10/1/2036(h)	6,000,000
3,055,000	Colorado School of Mines Development Corporation Refunding Variable Rate Demand Series 2005, 3.34% due 9/1/2026(h)	3,055,000
1,005,000	Colorado Springs Variable Rate Demand Obligation (Pikes Peak Mental Health Center Select Services, Inc. Project) Series 2003, 3.19% due 3/15/2023(h)	1,005,000
5,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Series 2006, 3.20% due 12/1/2028(h)	5,000,000
2,455,000	Conservatory Metropolitan District G.O. Series 2003, 7.50% due 12/1/2027	2,613,863
3,725,000	Conservatory Metropolitan District G.O. Series 2005, 6.75% due 12/1/2034	3,725,000
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,032,657
3,445,000	Cotton Ranch Metropolitan District G.O. LTD Tax Refunding Series 1999A, 8.00% due 12/15/2017(h)	3,443,967
2,100,000	Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60% due 12/1/2012	2,163,714
1,865,000	Denver (City and County of) Subordinate Multi-Family Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,750,974
2,770,000	Denver (City and County of) Single Family Mortgage Revenue (Metro Mayors Caucus) Series 2001A, 6.30% due 11/1/2032	2,801,439
13,280,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032(a)	13,529,000
775,000	Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017	785,439

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
415,000	Eagle Riverview Affordable Housing Corporation Multi-Family Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	$371,429
1,130,000	Eaglebend Affordable Housing Multi-Family Housing Project Series B, 7.40% due 7/1/2021	1,141,131
7,500,000	East Cherry Creek Valley Water and Sanitation District Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023(h)	6,000,000
5,000,000	Ebert Metropolitan District Securitization Trust ,Class A2 Certificates, Series 2004-S1, 3.32% due 12/1/2034(h)	5,000,000
1,725,000	Ebert Metropolitan District Securitization Trust Class A2 Certificates, Series 2005-S1, 3.32% due 12/1/2009(h)	1,725,000
90,000	El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00% due 9/1/2000(a)	9,000
39,627	Equi-Mor Holdings, Inc. Class A Pass-Through Certificates Series 1999A, 7.50% due 4/5/2018	39,627
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50% due 12/15/2015(a)	124,000
1,900,000	Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due 12/1/2021	1,929,982
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/1/2023	4,641,319
500,000	Galleria Metropolitan District G.O. Series 1999, 7.25% to yield 7.375% due 12/1/2019(b)	557,925
920,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019(b)	972,136
955,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018(b)	997,096
795,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	770,276
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023	5,763,225
705,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	712,769
1,000,000	High Plains Metropolitan District G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550
135,000	Idledale Colorado Fire Protection District G.O. Series 1993, 5.65%-5.80% due 12/15/2006-07	135,402
165,000	Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009	167,566

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
585,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	$591,716
6,245,000	Maher Ranch Metropolitan District No. 4 (Town of Castle Rock) G.O. LTD Tax Series 2003, 7.80% due 12/1/2027	6,479,750
5,880,000	Moffat County Pollution Control Revenue Tri-State Generation and Transmission Series 1984, 3.20% due 7/1/2010(h)	5,880,000
260,000	Mount Carbon Metropolitan District Revenue Refunding Series A, 7.00% due 6/1/2043	262,051
2,000,000	Mount Carbon Metropolitan District Revenue Refunding LTD Tax Series B, 7.00% due 6/1/2043	2,015,780
565,000	Mount Carbon Metropolitan District Revenue Refunding Series C, 8.00% due 6/1/2043(e)	40
1,500,000	Neu Towne Metropolitan District G.O. (Limited Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	1,500,000
1,275,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	1,299,722
2,785,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	2,859,387
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 4.9%-8.5% currently 8.30% due 12/1/2021(h)	1,522,903
1,000,000	Northwest Metropolitan District No. 3 G.O. (Limited Tax Convertible to Unlimited Tax) Series 2005, 6.125% due 12/1/2025	1,029,660
1,520,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017(b)	1,602,779
4,450,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due 12/1/2019(b)	4,978,438
5,940,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021	5,940,000
11,501,000	Revenue Bond Certificate Series Trust 2004 Variable Rate Senior Certificates (Castlegate 1) 3.62% due 1/1/2028(h)	11,501,000
3,100,000	Revenue Bond Certificate Series Trust 2004 Variable Rate Senior Certificates (Centennial East Apartments) 3.62% due 12/1/2033(h)	3,100,000
970,000	Riverdale Peaks II Metropolitan District G.O. (Limited Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025	1,019,101
1,135,000	Riverdale Peaks II Metropolitan District G.O. (Limited Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035	1,190,479

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
1,375,000	Routt County LID Special Improvement District Special Assessment #2-1 Series A, 6.50% to yield 6.59% due 8/1/2024	$1,357,606
148,147	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016(i)	149,111
335,834	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021(e)(i)	180,481
367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)	56,924
1,975,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1997, 7.125% due 12/1/2016	2,111,374
840,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due 12/1/2017(b)	902,748
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	2,000,000
1,285,000	City of Sheridan Colorado G.O. Series 1997A, 7.50% due 12/1/2016	1,331,992
510,000	Southlands Metropolitan District No. 1 Unlimited Tax, 6.75% to yield 6.80% due 12/1/2016	561,551
1,000,000	Southlands Metropolitan District No. 1 Unlimited Tax, 7.00% to yield 7.05% due 12/1/2024	1,102,210
2,000,000	Southlands Metropolitan District No. 1 Unlimited Tax, 7.125% to yield 7.18% due 12/1/2034	2,206,960
1,000,000	Southpark Metropolitan District G.O. Refunding Series 1996, 6.60% to yield 6.75% due 12/1/2013	1,013,280
1,845,000	Sterling Hills Metropolitan District G.O. LTD Tax Series 1998, 7.75% due 6/1/2018	1,914,114
3,225,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001A, 8.00% due 12/1/2019	3,400,247
3,315,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001B, 8.00% due 12/1/2021	3,562,067
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021	2,315,029
5,110,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,832,500
900,000	Tabernash Meadows Water and Sanitation District G.O. Series 2003, 9.00% due 12/1/2014	900,000
1,570,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1997, 8.00% due 6/1/2017(b)	1,658,642

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
905,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1999, 7.50% due 12/1/2018(b)	$950,069
12,185,000	United Water & Sanitation District Revenue Refunding & Improvement Series 2004A, 6.00% due 12/1/2013	12,185,000
10,800,000	United Water & Sanitation District Revenue Refunding & Improvement Series 2004B, 6.00% to yield 6.05% due 12/1/2012	10,829,376
500,000	Wheatlands Metropolitan District No. 2 G.O. LTD Tax (Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	520,030
500,000	Wyndham Hill Metropolitan District No. 2 G.O. LTD Tax Series 2005, 6.25% due 12/1/2025	519,795

	Total Colorado Municipal Bonds (cost $330,229,578)	$340,086,718

Colorado Capital Appreciation and Zero Coupon — 6.6%
28,835,000	Bromley Park Metropolitan District No. 3 Subordinate Limited Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031(d)	$3,935,112
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	267,368
18,719,663	Cottonwood Water and Sanitation District Capital Appreciation Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027(d)	3,733,450
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon, 6.10% due 6/15/2008(d)	460,515
8,005,000	McKay Landing Metropolitan District No. 2 Capital Appreciation Refunding LTD Tax Series B, 7.50% due 12/1/2031(d)	1,418,966
20,515,000	PV Water & Sanitation Metropolitan District Adams County Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017	10,165,388
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032(d)(i)	18,132
9,415,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2006-12(d)	7,149,375

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $31,821,496)	$27,148,306

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Certificates of Participation — 0.2%
75,000	Arapahoe County Recreation District Refunding Certificates of Participation Series 1996, 5.20% due 12/1/2006	$75,476
600,000	Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019	608,592

	Total Colorado Certificates of Participation Bonds (cost $602,330)	$684,068

Other Municipal Bonds — 7.6%
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 3.62% due 7/1/2037(h)	$3,740,000
4,943,382	Freddie Mac Multi-Family Variable Rate Certificates Series M001 Class B, 9.75% due 4/1/2037(g)	4,943,382
700,000	The Industrial Development Revenue (City of Kansas City, Missouri) Multi-Family Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	695,170
3,300,000	The Industrial Development Revenue (City of Kansas City, Missouri) Subordinate Multi-Family Revenue (Alexandria Apartments) Series 2005B, 4.50% due 1/1/2008	3,297,030
4,200,000	The Industrial Development Revenue (City of Kansas City, Missouri) Subordinate Senior Housing Revenue (The Residences at West Paseo) Series 2004B, 4.50% due 7/1/2006	4,198,614
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C (Harvest Board LLC), 15.00% due 4/1/2005(a)	131,250
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A (Harvest Board LLC), 15.00% due 4/1/2011(a)	1,125,000
210,000	Sandoval County New Mexico Project Revenue Tournament Soccer Complex Series 1997, 7.50% due 8/15/2006	209,439
7,780,000	Speedway Indiana Multi-Family Economic Development Revenue (Hermitage Apartments Project) Series 2005, 3.62% due 5/1/2031(h)	7,780,000
1,000,000	The Industrial Development Authority (City of St. Louis, Missouri) Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	1,005,340
3,900,000	The Industrial Development Authority (City of St. Louis, Missouri) Subordinate Senior Housing Revenue (Grant School Apartments) Series 2005B, 4.50% due 11/1/2006	3,900,546

	Total Other Municipal Bonds (cost $34,798,382)	$31,025,771

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) — (Continued)

Face Amount			Market Value

Colorado Taxable Notes — 0%
227,347	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 24.00% due 2/09/2002(a)		$227,347

	Total Colorado Taxable Notes (cost $227,347)		$227,347

	Total investments, at value (cost $397,679,133)	97.6%	$399,172,210
	Other assets net of liabilities	2.4	9,804,846

	Net assets	100.0%	$408,977,056

Colorado BondShares
A Tax-Exempt Fund
Schedule of Investments (unaudited) — (Continued)

(a)	Non-income producing based on the financial condition of the issuer (see footnote 1).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At March 31, 2006, the Fund had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2006. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,806,371 and a market value of $1,730,519 or less than 1% of net assets, respectively, as of March 31, 2006.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities (unaudited)
March 31, 2006

ASSETS
Investments, at value (cost $397,679,133)	$399,172,210
— see accompanying statement
Cash	2,678,063
Interest receivable	7,854,230
Shares of beneficial interest sold	443,181

TOTAL ASSETS	410,147,684

LIABILITIES
Payables and other liabilities:
Dividends payable	909,698
Shares of beneficial interest redeemed	96,843
Accrued expenses	164,087

TOTAL LIABILITIES	1,170,628

NET ASSETS, AT VALUE	$408,977,056

COMPOSITION OF NET ASSETS
Paid-in capital	$407,463,684
Distributable earnings	20,295
Net unrealized appreciation of investments (note 3)	1,493,077

NET ASSETS, AT VALUE	$408,977,056

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE (based on 43,436,418 shares of beneficial interest outstanding at March 31, 2006, unlimited number of no par value shares authorized)	$9.42

MAXIMUM OFFERING PRICE PER SHARE(net asset value plus sales charge of 4.75% of offering price)	$9.89

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statement of Operations
For The Six Months Ended March 31, 2006 (unaudited)

INVESTMENT INCOME
Interest	$10,541,788

EXPENSES
Management fees (note 4)	965,919
Custodian fees (note 5)	42,123
Legal and auditing fees	46,046
Portfolio pricing fees (note 5)	7,667
Registration fees	1,820
Shareholders’ reports	30,940
Transfer agency expenses (note 4)	45,500
Trustees’ fees	1,517
Other	3,085

Total expenses	1,144,617
Earnings credits on cash balances (note 5)	(49,790)

Net expenses	1,094,827

NET INVESTMENT INCOME	9,446,961

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized net gain on investments	17,777
Change in net unrealized appreciation/depreciation on investments	617,741

NET REALIZED AND UNREALIZED GAIN	635,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,082,479

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statement of Changes in Net Assets
For The Six Months Ended March 31, 2006 (unaudited) and For The Fiscal Year Ended September 30, 2005

	Six Months	Year
	Ended	Ended
	March 31,	September 30,
	2006	2005

FROM OPERATIONS:
Net investment income	$9,446,961	$17,323,700
Realized net gain on investments	17,777	635,219
Change in unrealized appreciation/depreciation on investments	617,741	2,016,338

Net increase in net assets resulting from operations	10,082,479	19,975,257

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders from net investment income	(9,446,961)	(17,323,700)
Realized capital gain and ordinary income	(354,059)	(331,324)

Total distributions to shareholders	(9,801,020)	(17,655,024)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	49,299,169	73,843,879
Dividends reinvested	6,171,720	10,441,279
Payments for shares redeemed	(15,204,487)	(30,826,825)

Increase in net assets derived from beneficial interest transactions	40,266,402	53,458,333

Net increase in net assets	40,547,861	55,778,566
NET ASSETS:
Beginning of period	368,429,195	312,650,629

End of period	$408,977,056	$368,429,195

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Financial Highlights

	Six Months		Years Ended September 30,
	Ended
	3/31/2006		2005	2004	2003	2002	2001

	(Unaudited)
Per Share Operating Data:
Net Asset Value, beginning of period	$9.41		$9.35	$9.27	$9.33	$9.39	$9.35

Net investment income	0.23		0.48	0.47	0.60	0.59	0.68
Net realized and unrealized gain (loss) on investments	0.02		0.07	0.08	(0.06)	(0.06)	0.04

Increase from investment operations	0.25		0.55	0.55	0.54	0.53	0.72
Dividends from net investment income	(0.23)		(0.48)	(0.47)	(0.60)	(0.59)	(0.68)
Capital gains and ordinary income	(0.01)		(0.01)	0.00	0.00	0.00	0.00

Net increase (decrease) in net asset value	0.01		0.06	0.08	(0.06)	(0.06)	0.04

Net Asset Value, end of period	$9.42		$9.41	$9.35	$9.27	$9.33	$9.39

Total Return, at Net Asset Value(1)	2.62	%+	6.14%	6.19%	5.96%	5.90%	7.79%

Ratios/ Supplemental Data:
Net investment income	4.97	%*	5.10%	5.08%	6.46%	6.77%	7.14%
Total expenses	0.60	%*	0.58%	0.63%	0.65%	0.64%	0.66%
Net expenses	0.58	%*	0.55%	0.60%	0.61%	0.59%	0.60%
Net assets, end of period (000’s)	$408,977		$368,429	$312,651	$267,207	$201,051	$138,520

Ratios to average net assets:
Portfolio turnover rate(2)	6.48	%*	4.40%	2.57%	4.65%	6.03%	7.91%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 2006 were $25,674,317 and $7,513,237, respectively.
 + Not Annualized
  * Annualized
See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited)

(1)	Summary of Significant Accounting Policies
      Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)	Investment Valuation
      The values of most investment securities are determined at their market price using prices quoted by a national independent pricing service approved by the Fund’s Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the “market price” so determined is not reflective of the true “fair value” or realizable value of these securities, the securities are valued at “fair value” as determined in good faith by the Fund’s Board of Trustees. In either event, the Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Income Taxes
      The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required.

(c)	Other/ Security Credit Risk
      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited) — (Continued)

The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non-rated securities, which may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $27,717,529 and such bonds have a market value of $15,327,334, or 3.8% of net assets, as of March 31, 2006.

(d)	Uses of Estimates
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Shares of Beneficial Interest
      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six month period ended March 31, 2006 and the year ended September 30, 2005 were as follows:

	Six Months Ended		Year Ended
	March 31, 2006		September 30, 2005

	Shares	Amount	Shares	Amount

Shares sold	5,243,252	$49,299,169	7,873,185	$73,843,880
Dividends reinvested	656,496	6,171,720	1,113,420	10,441,279

	5,899,748	55,470,889	8,986,605	84,285,159
Shares redeemed	(1,616,976)	(15,204,487)	(3,286,316)	(30,826,825)

Net increase in shares outstanding	4,282,772	$40,266,402	5,700,289	$53,458,334

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited) — (Continued)

(3)	Unrealized Gains and Losses
      At March 31, 2006, the net unrealized appreciation on investments of $1,493,077 was comprised of gross appreciation of $12,347,252 and gross depreciation of $10,854,175.

(4)	Management Fees and Other Transactions with Affiliates
      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2006. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)	Earnings Credits on Cash Balances
      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $42,123 and portfolio pricing fees of $7,667 for services provided by Standard and Poor’s, a division of The McGraw-Hill Companies.

Officers and Trustees
      The Board of Trustees of the Fund supervises the activities of the Fund, reviews the Fund’s service contracts and hires the companies that run the day-to-day operations of the Fund, such as the administrator, custodian, investment adviser, transfer agent and underwriter. The following table lists the trustees and officers of the Fund together with their positions held with the Fund, the term of office and current principal occupation.

Officers and Trustees	Principal Occupation During the Past Five Years:

Chairman of the Board

George N. Donnelly Chairman of the Board of Trustees since inception of the Fund 1987	Mr. Donnelly is currently a Senior Regional Vice President for Phoenix Life Insurance Company.

Independent Trustees

Bruce G. Ely Trustee since July 2002	Mr. Ely is currently the Regional Marketing Director for MBIA Municipal Investors Service Corporation in Colorado.

James R. Madden Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years.

Officer and Trustee[1] Andrew B. Shaffer[1] Trustee, Secretary and Treasurer since June 1995 and President since January 2003	Mr. Shaffer is the manager of Shaffer Capital Management/ LLC.
[1]Andrew B. Shaffer is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table.

Proxy Voting Record
      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.
Proxy Voting Policies and Procedures
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-572-0069; (ii) on the Commission’s website at http://www.sec.gov.
Quarterly Portfolio Schedule
      The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. The Fund’s filed Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330. You may obtain information on the Fund’s Forms N-Q by calling us at 1-800-572-0069.

Item 2. CODE OF ETHICS.
Not required in this filing.
Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in this filing.
Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in this filing.
Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
Item 6. SCHEDULE OF INVESTMENTS.
Included in Item 1.
Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
Item 11. CONTROLS AND PROCEDURES.
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (as defined in Rule 30(a) 3-(c) under the Investment Company Act of 1940) (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

(a)(2)(i)	President & Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES—A TAX-EXEMPT FUND

By:	/s/ Andrew B. Shaffer

Andrew B. Shaffer,
President, Secretary and Treasurer
Date: June 02, 2006
Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew B. Shaffer

Andrew B. Shaffer,
President, Secretary and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date: June 02, 2006